Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long Term Debt [Abstract]
Long Term Debt [TextBlock]

11.      Long-Term Debt:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

		2012	2011
(a)	Piraeus Bank (ex CPB) reducing revolving credit facility	44,800	48,000
(a)	Piraeus Bank (ex CPB) term facility	93,982	98,000
(b)	Citibank loan facility	-	87,459
(c)	HSBC loan facility	-	24,867
(d)	DVB loan facility	31,872	48,397
(e)	UOB loan facility	37,995	39,680
	Total	208,649	346,403
	Less - current portion	(208,649)	(45,817)
	Long-term portion	-	300,586

a. Piraeus Bank (ex CPB)
A long term debt (the “Facility”) of up to $255,000 has been provided by Piraeus Bank S.A., of Athens, Greece, the special successor of former Cyprus Popular Bank Public Co Ltd (“CPB”), formerly known as Marfin Popular Bank Public Co Ltd, successor by way of cross-border merger of Marfin Egnatia Bank Societe Anonyme, or Piraeus Bank (ex CPB), being available in two facilities as described below (Note 23). The Facility is guaranteed by Seanergy, as corporate guarantor. An arrangement fee of $2,550 was paid on the draw-down date and is included net of amortization in deferred charges in the accompanying consolidated balance sheet (Note 10).
Reducing Revolving Credit Facility:
As of December 31, 2011, the Company had fully utilized the $48,000 of the available reducing revolving credit facility that was provided to partly finance the vessels and to provide corporate liquidity. As per Addendum no. 4, dated January 31, 2012, the Company made a payment of $3,200 on the outstanding revolving credit facility. As of December 31, 2012, the reducing revolving credit facility amounted to $44,800.
The revolving credit facility bears interest at USD LIBOR plus 4.50% and the weighted average interest rate on the revolving credit facility, including the spread, for the years ended December 31, 2012, 2011 and 2010, was approximately 4.92%, 4.26% and 4.06%, respectively.
On April 10, 2013, the Company sold the vessel African Oryx for gross proceeds of $4,073, of which $3,871 was used to repay part of the outstanding amount under this facility (Note 23(b)).
Term Facility:
Certain vessel acquisitions (Note 1(c)) were financed by Piraeus Bank (ex CPB) by an amortizing term facility equal to $165,000, to partly finance the vessels aggregate acquisition costs, excluding any amounts associated with an earn-out provision.
The credit facility is secured by a first priority or preferred ship mortgage on five vessels of the Company's fleet (Note 1(c)), assignment of all freights, earnings, insurances and requisition compensation. The lenders may also require additional security in the event the Company breaches certain covenants under the credit facility.
As per the amended loan agreement dated June 2, 2010, the term facility bore interest at USD LIBOR plus 3.50% until January 3, 2012. After January 3, 2012, interest was reinstated at USD LIBOR plus 1.5% if the Company's ratio of total assets to total liabilities was greater than 165%, or USD LIBOR plus 1.75% if the ratio was equal or less than 165%. The weighted average interest rate on the term facility, including the spread, for the years ended December 31, 2012, 2011 and 2010, was approximately 4.39%, 3.79% and 3.55%, respectively.
The Piraeus Bank (ex CPB) Facility includes covenants, among others, that require the borrowers and the corporate guarantor, Seanergy, to maintain vessel insurance value for an aggregate amount greater than the vessels' aggregate market value or an amount equal to 130% of the aggregate of (a) the outstanding amount under both the revolving credit and term facilities and (b) the amount available for drawing under the revolving facility. The vessels' insurance value is required to include as a minimum coverage for hull and machinery, war risk and protection and indemnity insurance, $1,000,000 for oil pollution and for excess oil spillage and pollution liability insurance. In addition, mortgagees' interest insurance on the vessels is required with the insured value to be at least 110% of the aggregate of the revolving credit and term facility.
On January 31, 2012, the Company entered into an Addendum no. 4 for the amendment of certain terms of its Facility agreement with Piraeus Bank (ex CPB). The amendments include (i) the extension of the Facility's maturity date from September 2015 to December 2018, (ii) principal installment payment holiday for 2012, payment of $3,200 on the outstanding credit facility and amendment of the amortization schedule for 2013 onwards, (iii) waiver of all financial covenants as of December 31, 2011 (iv) waiver of all financial covenants (including the security margin) for the period commencing from January 1, 2012 through December 31, 2013, and (v) amendment of the financial undertakings and the security margin to apply from 2014 onwards. Furthermore, the applicable margin has been increased by 50 basis points to 4.50% starting from February 1, 2012, installment payments under the revolving credit facility were deferred to December 2018 and any surplus of funds greater than $5,000 over requirements associated with the operation and maintenance of the vessels during each fiscal quarter will be applied to the prepayment of the revolving credit facility.
On February 15, 2012, the Company sold the vessel African Zebra for gross proceeds of $4,100, of which $4,018 was used to repay part of the outstanding amounts under this facility. Following such repayment, the remaining outstanding balance of the facility is repayable in twenty two installments with a balloon payment equal to $50,782 due concurrently with the final installment in December 2018.
As of December 31, 2012, the Company has defaulted on aggregate interest payments of $1,635 on both facilities of Piraeus Bank (ex CPB). To date, the Company has not obtained waivers of this default from the lenders. The Company is currently in negotiations to amend the terms of the loan agreement with Piraeus Bank (ex CPB) to enable the Company to comply with certain covenants on an ongoing basis. There are no assurances the Company will be able to complete such an agreement. Please refer to Note 23 for further information on recent developments. As of December 31, 2012 the outstanding facilities were classified as current.
b.      Citibank Loan Facility
The vessels owned by BET had been financed with the proceeds of a loan facility from Citibank International plc (“Citibank”) (Note 1(c)), as agent for a syndicate of banks and financial institutions.
The applicable margin was USD LIBOR plus 3.00% per annum as per Fifth Supplemental Agreement dated February 7, 2012. The weighted average interest rate on the Citibank loan facility, including the spread for the years ended December 31, 2012, 2011 and 2010, was approximately 3.49%, 2.30% and 1.94%, respectively.
During the year ended December 31, 2012, the Company sold the vessels BET Scouter, BET Fighter, BET Intruder and BET Prince, the latter at IMI's initiative (Note 1(a)), for net aggregate proceeds of $33,278. All the proceeds from the disposals were used to repay part of the outstanding amounts under this facility.
On December 30, 2012, the Company completed the sale of its 100% ownership interest in BET to IMI together with all its liabilities under the Citibank Facility Agreement (Note 1(a)).
c.      HSBC Loan Facility
The loan facility, with Hong Kong and Shanghai Banking Corporation Limited (“HSBC”) as agent, was used to partly finance the cost of acquisition of two vessels (Note 1(c)). Following a supplemental agreement dated May 21, 2010 and prepayment of $7,560 at that date, the remaining loan amounts were repayable in thirteen quarterly installments plus balloon payments through July 2013.
The applicable margin was USD LIBOR plus 3.25% per annum until July 21, 2012, and thereafter, was USD LIBOR plus 2.75% per annum unless there was breach of the compliance of the security requirement or there was an event of default under the loan agreement. The weighted average interest rate on the HSBC loan facility, including the spread, for the years ended December 31, 2012 and 2011 and for the period from May 21, 2010 to December 31, 2010, was approximately 3.23%, 3.35% and 3.58%, respectively.
On September 4, 2012, MCS, a wholly owned subsidiary of the Company, obtained a waiver letter for the period until December 31, 2012, whereby HSBC agreed to waive any default which had occurred or would occur under the HSBC Facility. On October 15, 2012 and December 4, 2012, the Company successfully sold the vessels Clipper Grace and Clipper Glory, respectively, with gross sale proceeds of $22,500. Part of the sale proceeds of $17,051 were applied towards the full and final satisfaction of all liabilities owed to HSBC. HSBC has also released the Company from all the liabilities and obligations under the HSBC Facility.
d.      DVB Loan Facility
The loan facility with DVB, as agent, was used to partly finance the cost of the acquisition of four vessels (Note 1(c)) through one senior and one junior facility. The loan was repayable in sixteen quarterly installments plus balloon payment through October 2015. On January 2012, the Company prepaid the entire balloon of $6,765 related to Maritime Freeway Shipping Limited and a portion of the balloon related to Maritime Fiesta Shipping Limited, an amount of $1,435.
The applicable margin was USD LIBOR plus 2.10% per annum on the senior loan and USD LIBOR plus 4.90% per annum on the junior loan. The weighted average interest rate on the DVB loan facility, including the spread, for the years ended December 31, 2012 and 2011 and for the period from May 21, 2010 to December 31, 2010, was approximately 3.12%, 2.92% and 2.99%, respectively.
As of December 31, 2012, the Company was in breach with the security value covenant under the DVB loan facility and on January 25, 2013, entered into a settlement agreement with DVB, for the sale of the four vessel owning subsidiaries to a third party entity nominated by DVB. The Company successfully closed the sale of the vessel owning subsidiaries on January 29, 2013 and the outstanding debt was discharged (Note 23(a)). DVB also released the Company from all the liabilities and obligations under the DVB Facility Agreement. As of December 31, 2012, the outstanding debt was classified as current.
e.      UOB Loan Facility
The loan facility with UOB was used to partly finance the cost of the acquisition of three vessels (Note 1(c)). The remaining balances of the subordinated debt as of December 31, 2012 and 2011, of $10,821 and $10,397, respectively, are repayable up to the final balloon payment date of the original UOB loan facility. The remaining loan amounts as of December 31, 2012 are repayable in quarterly installments plus balloon payments through May 2016.
The applicable margin was USD LIBOR plus 2.50% per annum in relation to the senior loan and USD LIBOR plus 3.50% per annum in relation to the subordinated loan. The weighted average interest rate on the UOB loan facility, including the spread, for the years ended December 31, 2012 and 2011 and for the period from May 21, 2010 to December 31, 2010, was approximately 3.24%, 3.06% and 3.14%, respectively.
As of December 31, 2012 the Company was in breach with certain covenants under the UOB loan facility, including the failure to make principal installments, interest and interest swap payments and the failure to satisfy minimum liquidity reserves and the mandatory term deposit undertaking. To date, the Company has not obtained waivers of these defaults from UOB. As of December 31, 2012 the outstanding facility was classified as current.